Income Taxes - Schedule of Gross Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 47,891	$ 14,249	$ 4,806
Maximum term of tax loss carryforwards	9 years
Deferred taxes recognised on unremitted earnings	$ 4,850,000	1,870,000
Deffered Tax Carried Forward For Nine Years
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,560,000	1,440,000
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	7,897	1,191	174
Canadian Non Capital Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 190,300	129,200
Expiration term of non-capital loss	20 years
Carry forward tax losses	$ 14,600	393,000
Foreign Subsidiary
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,650,000	1,490,000
Other
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	32,864	11,914	$ 4,484
Unrecognized Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,939,483	1,702,516
Unrecognized Deferred Tax Assets | Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,843,670	1,619,702
Unrecognized Deferred Tax Assets | Other
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 95,813	$ 82,814